Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development	$ 51,000	$ 316,129	$ 78,000	$ 604,771	$ 1,149,209	$ 1,277,768
General and administrative	153,886	232,778	763,425	888,788	1,403,324	834,679
General and administrative affiliate	102,447	298,000	488,523	1,138,130	1,247,679	324,094
Compensation Expense	8,416	81,318	187,517	82,561
Compensation Expense affiliate	30,455	57,240	217,290	75,677
Total operating expenses	346,204	985,465	1,734,755	2,789,927	3,800,212	2,436,541
Loss from operations	(346,204)	(985,465)	(1,734,755)	(2,789,927)	(3,800,212)	(2,436,541)
Other expenses:
Other income						300,000
Loss of issuance					(212,458)
Loss on issuance		(120,772)		(212,458)
Interest expense	(17,845)	(48,701)	(63,950)	(155,399)	(193,191)	(207,117)
Interest expense affiliate	(1,809)		(4,324)
Amortization of IP	(1,516)	(1,803)	(5,083)	(4,505)	(8,285)	(3,644)
Debt discount amortization and issuance of warrants	(25,000)		(55,000)	(348,637)	(348,637)	(319,204)
Total other income (expenses)	(46,170)	(171,276)	(128,357)	(720,999)	(762,571)	(229,965)
Net loss before provision for income taxes	(392,374)	(1,156,741)	(1,863,112)	(3,510,926)	(4,562,783)	(2,666,506)
Provision for income taxes
NET LOSS	(392,374)	(1,156,741)	(1,863,112)	(3,510,926)	(4,562,783)	(2,666,506)
Net loss attributable to the non-controlling interest		34,777		68,435	90,258	193,372
NET LOSS ATTRIBUTABLE TO BIOXYTRAN	$ (392,374)	$ (1,121,964)	$ (1,863,112)	$ (3,442,491)	$ (4,472,525)	$ (2,473,134)
Loss per Common share, basic	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.03)	$ (0.02)
Loss per Common share, diluted	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.03)	$ (0.02)
Weighted average number of Common shares outstanding, basic	126,391,176	136,443,056	153,821,016	129,441,332	133,973,352	112,712,305
Weighted average number of Common shares outstanding, diluted	126,391,176	136,443,056	153,821,016	129,441,332	133,973,352	112,712,305